STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
STOCK-BASED COMPENSATION
Summary of all the restricted share activities under the 2024 equity incentive plan

Number of
shares
Restricted shares issued under 2024 Equity Incentive Plan In 2025	4,617,228
Restricted shares issued under 2024 Equity Incentive Plan In 2026	1,229,381
Total restricted shares issued under 2024 Equity Incentive Plan	5,846,609
Total restricted shares granted in 2025	(4,563,745)
Total restricted shares granted in 2026	(1,250,000)
Total restricted shares granted under 2024 Equity Incentive Plan	(5,813,745)
Reserved for further issuance under 2024 Equity Incentive Plan	32,864

Schedule of restricted share activities

The following table sets forth the summary of restricted share activities under the 2024 Equity Incentive Plan for the six months ended June 30, 2026:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2026	—	—
Awarded	1,250,000	1.9080
Including:
Awarded to employees	800,000	1.2616
Awarded to non-employee consultants	450,000	0.6464
Vested	(1,250,000)	(1.9080)
Outstanding at June 30, 2026	—	—

The following table sets forth the summary of restricted share activities under the 2024 Equity Incentive Plan for the six months ended June 30, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	363,745	5.8690
Including:
Awarded to employees	323,745	5.4313
Awarded to non-employee consultants	40,000	0.4377
Vested	(363,745)	(5.8690)
Outstanding at June 30, 2025	—	—

There were no restricted share activities to third-party companies for the six months ended June 30, 2026. The following table sets forth the summary of restricted share activities to third-party companies for the six months ended June 30, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	633,529	6.6200
Including:
Awarded to Grand Fortune Capital (H.K.) Company Limited	583,529	6.0975
Awarded to J.V.B. Financial Group, LLC	50,000	0.5225
Vested	(633,529)	(6.6200)
Outstanding at June 30, 2025	—	—